Personnel Expenses	12 Months Ended
Mar. 31, 2025
Disclosure Of Personnel Expenses [Abstract]
Personnel Expenses
13)
PERSONNEL EXPENSES

	For the year ended March 31
Particulars	2023	2024	2025
Wages, salaries and other employees benefits	86,868	100,222	111,011
Contributions to defined contribution plans	4,145	4,931	5,665
Expenses related to defined benefit plans (refer note 32)	1,516	1,354	2,314
Equity-settled share based payment (refer note 33)	35,643	36,963	36,018
Employee welfare expenses	3,796	4,117	5,057
Total	131,968	147,587	160,065